First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 99.8%
	California – 96.6%
$150,000	Alameda CA Corridor Transprtn Auth Rev Ref Subord Lien, Ser A	5.00%	10/01/25	$152,960
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	224,137
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	466,413
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	92,064
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	159,274
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	294,723
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	529,603
755,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	704,829
20,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	19,519
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	182,656
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	182,668
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	175,205
428,756	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	408,403
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	347,374
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/36	254,714
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/56	193,293
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 ENSO Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	676,559
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (a)	5.00%	07/01/30	259,341
1,055,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (a)	4.50%	07/01/26	1,064,899
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	504,174
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/26	106,876
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	107,042
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	384,891
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	517,597
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (a)	4.00%	07/01/25	195,545
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (a)	5.00%	07/01/32	191,842
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	591,611
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	31,107
1,000,000	CA St Hlth Facs Fing Auth Rev Ref Commonspirit Hlth, Ser A	4.00%	04/01/36	881,222
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	227,118
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	261,273
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory Put 08/15/25)	3.00%	08/15/54	981,276
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Social Bonds, Ser B	5.00%	11/01/38	1,024,590
500,000	CA St Infra & Econ Dev Bank Natl Chrt Social Bond Equity Sch Revolving Fund, Ser B	4.00%	11/01/39	443,482
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (b)	5.38%	07/01/34	251,342
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj	5.38%	07/01/34	246,049
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	796,395

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	$191,818
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	414,985
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	242,113
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	607,022
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	245,607
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	334,262
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/34	520,724
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/36	518,453
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	157,650
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	230,127
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	228,413
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	683,208
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	481,685
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	203,408
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	403,649
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	249,998
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,001,830
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	456,039
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	115,480
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	461,423
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	480,543
625,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 01/17/23)	2.35%	07/01/51	622,774
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	650,101
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	459,754
615,000	CA St Muni Fin Auth Sr Living Rev Temps 50 Mt San Antonio Gardens Proj, Ser B-2	2.13%	11/15/26	558,233
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	559,806
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	334,251
75,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj TCRS, BAM	5.00%	05/15/29	77,617
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	583,207
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	943,121
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 11/01/22) (a)	2.25%	08/01/23	1,999,966
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	147,201
1,500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,407,818
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,483
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	185,845
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	128,202
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	103,102
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	329,705
75,000	CA St Ref	4.00%	09/01/32	75,665

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$75,000	CA St Ref	4.00%	08/01/34	$74,661
1,000,000	CA St Ref	5.00%	11/01/39	1,052,605
200,000	CA St Ref Various Purp	4.00%	09/01/33	200,728
275,000	CA St Ref Various Purp	4.00%	09/01/35	271,380
100,000	CA St Ref Various Purp	5.00%	10/01/35	104,000
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	560,411
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	307,070
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs Social Bonds, Ser A (a)	4.00%	07/01/30	545,699
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs Social Bonds, Ser A (a)	5.00%	07/01/40	549,821
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	5.00%	10/01/32	710,964
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	276,862
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	101,602
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	212,119
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	253,442
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	47,271
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS (Pre-refunded maturity 02/15/26)	5.00%	08/15/33	52,114
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	417,210
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	203,363
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	280,803
1,170,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C-1	4.00%	09/02/31	1,085,648
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente J Remk, Ser 2004 (Mandatory put 11/01/2029)	5.00%	04/01/36	770,372
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	591,939
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	286,928
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	150,000
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	252,198
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	51,629
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	180,018
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W A Remk, Ser 2007 (Mandatory put 03/01/27)	5.00%	03/01/37	397,877
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	128,627
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	252,584
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	320,341
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	396,359
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	461,415
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	5.00%	06/01/31	263,450

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	$244,725
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/36	190,743
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	220,260
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,381,050
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	167,192
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	170,604
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	179,818
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	262,079
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	147,558
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Green Bond, Ser A	5.00%	06/01/38	985,430
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	757,711
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,130,480
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	358,297
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	160,419
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	223,512
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(c)	02/01/33	104,740
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	148,019
340,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/26	359,329
1,250,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/27)	5.00%	06/01/29	1,337,983
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	814,545
265,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/33	265,783
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	134,177
960,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	911,042
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	153,743
290,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	283,660
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	105,282
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(c)	08/01/29	366,146
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	22,429
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	22,160
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	165,463
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,033,750
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	220,650
500,000	Long Beach CA Arpt Rev, Sec C, AMT, AGM	5.25%	06/01/47	498,812
100,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	101,110
750,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	792,217
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	470,500
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	255,707
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,401
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,028,858
1,500,000	Los Angeles CA Dept Wtr & Pwr Rev Ref Var Pwr Sys Subser A 3 Remk (d)	1.28%	07/01/35	1,500,000

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$340,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	$320,108
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	362,080
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	104,151
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	256,268
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	244,964
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	295,651
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	248,868
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	486,240
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	102,215
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	193,620
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	907,779
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	264,155
1,000,000	Northern CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	991,749
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	590,823
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	393,605
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	90,266
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	57,773
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	232,915
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	507,852
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	253,510
250,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/39	232,218
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	608,185
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	215,171
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	224,117
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	340,668
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	204,915
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	527,801
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	493,536
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	444,620
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	190,624
1,035,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref, Sr Lien, RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/40	912,544
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	190,291
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	163,469
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	156,008
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	136,341
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	206,788
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	205,266
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	526,205
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/38	992,528
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	189,090
1,000,000	San Diego CA Pub Fac Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,054,511
1,075,000	San Diego CA Pub Fac Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,106,995
1,500,000	San Diego CA Unif Sch Dist Green Bond, Ser F2	5.00%	07/01/42	1,552,836

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$35,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	$36,591
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	534,897
1,150,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Amt Sr, Ser B, AMT (Pre-refunded maturity 07/01/23)	5.00%	07/01/38	1,162,979
350,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Sub Rev, Ser A	5.00%	07/01/30	369,398
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	130,616
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,016,961
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/32	116,135
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	77,719
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/34	90,266
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	139,481
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,033,208
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	380,218
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	103,213
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(c)	01/15/29	131,344
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,558,248
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,058,122
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,563,735
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	719,396
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	176,307
740,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	687,983
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	289,184
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	239,702
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	153,046
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	409,639
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	515,269
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/37	1,005,881
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	253,197
525,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	549,429
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	866,838
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	104,175
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfiel Impt Proj, Ser B	5.00%	06/01/42	1,341,278
				96,634,022
	Florida – 0.3%
105,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	104,618

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	$229,581
				334,199
	Georgia – 0.5%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	462,230
	Guam – 0.1%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	98,143
	Illinois – 0.1%
135,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	128,700
	Louisiana – 0.8%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	787,496
	Ohio – 0.6%
650,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	547,861
	Puerto Rico – 0.1%
144,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	121,133
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	367,984
	Utah – 0.3%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	340,576

Total Investments – 99.8%	99,822,344
(Cost $109,758,478)
Net Other Assets and Liabilities – 0.2%	236,320
Net Assets – 100.0%	$100,058,664

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	15	Dec 2022	$ (1,658,906)	$96,445
U.S. Treasury Long Bonds	Short	8	Dec 2022	(964,000)	124,500
Ultra 10-Year U.S. Treasury Notes	Short	44	Dec 2022	(5,103,313)	232,422
				$(7,726,219)	$453,367

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2022, securities noted as such amounted to $18,037,276 or 18.0% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 99,822,344	$ —	$ 99,822,344	$ —
Futures Contracts	453,367	453,367	—	—
Total	$ 100,275,711	$ 453,367	$ 99,822,344	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.54	$251,355	$251,342	0.25%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	92.29	308,365	276,862	0.28
				$559,720	$528,204	0.53%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.4%
	Florida – 2.3%
$250,000	Ridge at Apopka Cdd Fl Spl Assmnt	5.38%	05/01/42	$232,783
	Guam – 2.5%
250,000	Guam Intl Arpt Auth Prerefunded Gen, Sec C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	255,288
	New York – 90.5%
350,000	Amherst NY Dev Corp Ref Ubf Fac Stdt Hsg, BAM	4.00%	10/01/42	305,882
300,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/31	277,314
250,000	Build NYC Res Corp NY Rev Global Cmnty Chrt Sch Proj, Ser A	5.00%	06/15/42	226,732
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	244,160
250,000	Erie Cnty NY Indl Dev Agy Schfac Rev Ref City Sch Dist Buffalo Proj, Ser A, CMX2	5.00%	05/01/25	260,264
250,000	Harrison NY Wtr Dist #2 Fire Prot Dist #2	4.00%	08/01/34	249,394
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	255,500
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	316,472
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	369,514
255,000	Met Transprtn Auth NY Dedicated Tax Fund Green Bond, Ser B-1	5.00%	11/15/36	262,688
275,000	Met Transprtn Auth NY Rev Green Bond Ref, Sec C-1	4.00%	11/15/37	237,566
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref Rochester Regl Hlth Proj, Ser A	5.00%	12/01/30	259,494
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	328,816
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd General Resolution, Ser EE	5.00%	06/15/41	259,239
250,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref-Sub, Ser S-1A	5.00%	07/15/35	264,482
250,000	New York City NY Transitional FIn Auth Rev Multi Modal Bonds Subord, Ser B-1	5.00%	08/01/34	261,052
250,000	New York St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	254,884
250,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	248,958
250,000	New York St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Fing Prog, Ser A, BAM	5.00%	10/01/29	272,474
265,000	New York St Dorm Auth Revs Non St Supported Debt Trustees Of Columbia Univ	5.00%	10/01/25	278,833
245,000	New York St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	254,766
250,000	New York St Thruway Auth Personal Income Tax Rev Ref, Ser A-Bid Grp 1	5.00%	03/15/30	272,785
250,000	NY NY Fiscal 2020, Ser B-1	5.00%	10/01/32	268,516
300,000	NY NY Prerefunded, Subser F-1 (Pre-refunded maturity 03/01/23)	5.00%	03/01/37	301,855
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	262,952
275,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	285,461
250,000	NY St Liberty Dev Corp Liberty Rev Ref, Ser 1WTC	4.00%	02/15/43	211,274
250,000	NY St Transprtn Dev Corp SPL Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	248,593
250,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	265,610
250,000	Port Auth Of NY & NJ NY Ref Two Hundred Ninth Ser	5.00%	07/15/32	266,416
270,000	Rockland Cnty NY Sol Wst Mgmt Auth Green Bond, Ser A, AMT	5.00%	12/15/28	284,983
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	257,454
250,000	Triborough NY Bridge & Tunnel Auth Revs Ref, Ser B	5.00%	11/15/38	255,186
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	251,106
				9,120,675

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 2.1%
$250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	$210,301
	Total Investments – 97.4%			9,819,047
	(Cost $10,516,609)

Net Other Assets and Liabilities – 2.6%	257,991
Net Assets – 100.0%	$10,077,038

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	1	Dec 2022	$ (110,594)	$6,430
U.S. Treasury Long Bonds	Short	1	Dec 2022	(120,500)	15,562
Ultra 10-Year U.S. Treasury Notes	Short	2	Dec 2022	(231,969)	18,719
				$(463,063)	$40,711

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 9,819,047	$ —	$ 9,819,047	$ —
Futures Contracts	40,711	40,711	—	—
Total	$ 9,859,758	$ 40,711	$ 9,819,047	$—

*	See Portfolio of Investments for state and territory breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.